Business Combinations (FY) (Details) - USD ($)	Nov. 17, 2020	Mar. 31, 2021	Dec. 31, 2020	[1]	Nov. 16, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Warrant liabilities		$ 26,049,000	$ 42,793,000		$ 31,200,000	$ 0
CF Sponsor | Class A common stock
Business Acquisition [Line Items]
Number of shares issued (in shares)	3,500,000
Number of warrants issued (in shares)					1,500,000
Aggregate price	$ 30,000,000
Holdings | Class A common stock
Business Acquisition [Line Items]
Number of warrants issued (in shares)					900,000
GCM V, LLC | Class C common stock
Business Acquisition [Line Items]
Number of shares issued (in shares)	144,235,246
CF Finance Acquisition Corp.
Business Acquisition [Line Items]
Number of warrants converted (in shares)	1
Consideration received	$ 120,400,000
Transaction expenses	$ 11,600,000
CF Finance Acquisition Corp. | Class A common stock
Business Acquisition [Line Items]
Number of shares converted (in shares)	1
Private Placement | PIPE Investors | Class A common stock
Business Acquisition [Line Items]
Number of shares issued (in shares)	19,500,000
Share price (in USD per share)					$ 10.00
GCMH | GCM Grosvenor Inc. | Class A common stock
Business Acquisition [Line Items]
Shares cancelled or forfeited (in shares)	100
GCMH | IntermediateCo
Business Acquisition [Line Items]
Number of shares issued (in shares)	28,316,895
Number of warrants issued (in shares)					23,893,809
Aggregate price	$ 227,700,000
CF Sponsor
Business Acquisition [Line Items]
Consideration amount	$ 0
CF Sponsor | GCM Grosvenor Inc. | Class A common stock
Business Acquisition [Line Items]
Shares cancelled or forfeited (in shares)	2,351,534
Number of warrants terminated, forfeited or cancelled (in shares)	150,000
GCMHGP LLC | IntermediateCo | GCMH
Business Acquisition [Line Items]
Equity interests sold	$ 1,500,000
Holdings | IntermediateCo | GCM LLC
Business Acquisition [Line Items]
Equity interests sold per share (in USD per share)	$ 1.00
Holdings | IntermediateCo | H&F Parties
Business Acquisition [Line Items]
Right, title and interest assigned	$ 110,200,000

[1]	For discussion on the restatement adjustments, see Note 4.